TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (loss) before taxes on income:
Domestic	$ 328	$ (810)	$ (3,138)
Foreign	4,814	6,508	5,469
Income (loss) before taxes on income	$ 5,142	$ 5,698	$ 2,331